Short-term investments	12 Months Ended
Dec. 31, 2023
Short Term Investment Abstract
Short-term investments [Text Block]

7. Short-term investments

As at December 31, 2023, short-term investments were comprised of a US$6.2 million ($8.2 million) note receivable from an associate, bearing an interest rate of 18.5% and having a maturity date of March 2024. The note receivable is secured by the assets of the associate.